PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 54,957	$ 12,790	$ 2,056
Property, equipment and software, net	354,617	253,471
Asset Pledged as Collateral | WFOE Exchangeable Notes
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net	37,287	0
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	16,111	38	25
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	3,238	2,681	1,626
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	18,350	5,476	61
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 17,258	$ 4,595	$ 344